Subsequent Events (Details) - USD ($)	1 Months Ended
	Aug. 31, 2020	Jul. 31, 2021	Feb. 25, 2021	Feb. 10, 2021	Jan. 31, 2021	Jan. 31, 2020
Subsequent Events (Details) [Line Items]
Common stock, shares issued					6,256,772	5,441,100
Common stock value (in Dollars)		$ 6,356			$ 6,257	$ 5,441
Subsequent event, Description	(i) $6,000,000 paid in shares of the Company’s common stock at a value of the average price of the previous 90 days at the date of Closing (the “Shares”); (ii) a promissory note of the Company in the principal amount of $1,500,000, which is due upon the earlier of (a) twelve (12) months from issuance, or (b) immediately following a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000.
Note issued transaction	1,500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued			5,602	12,500
Common stock value (in Dollars)			$ 60,000	$ 350,000